LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (Narrative) (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2005 Pointer Mexico [Member] USD ($)	Dec. 31, 2012 Pointer Romania [Member] USD ($)	Sep. 30, 2008 Pointer Romania [Member] EUR (€)	Oct. 31, 2008 Minimum [Member] Pointer Romania [Member]	Oct. 31, 2008 Maximum [Member] Pointer Romania [Member]	Dec. 31, 2012 In NIS linked to CPI [Member] ILS	Dec. 31, 2011 In NIS linked to CPI [Member] ILS	Dec. 31, 2009 In NIS linked to CPI [Member] USD ($)	Dec. 31, 2012 In EURO [Member] EUR (€)	Dec. 31, 2011 In EURO [Member] EUR (€)	Dec. 31, 2012 In EURO [Member] Minimum [Member]	Dec. 31, 2011 In EURO [Member] Minimum [Member]	Dec. 31, 2012 In EURO [Member] Maximum [Member]	Dec. 31, 2011 In EURO [Member] Maximum [Member]
Loan face amount			$ 737		€ 25,000					$ 140
Interest rate					2.00%	8.00%	16.00%	4.00%	4.00%				2.00%	2.00%	16.00%	16.00%
Long-term loans	937	961						169	157		31	67
Repayment of debt				$ 14,659